Share-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2023
Share-Based Compensation [Abstract]
Schedule of stock option shares activities under the Company's 2016 Equity Incentive Plan
	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Grant Date Fair Value	Aggregate Intrinsic Value
		USD		USD	USD
Outstanding, March 31, 2020	4,320,954	1.01	0.4	2,980,823	-
Number of Exercise	-
Number of Expired, forfeited or cancelled	(3,487,064)	0.96	-	(2,414,467)	-

Outstanding, March 31, 2021	833,890	1.23	-	566,356	-
Number of Expired, forfeited or cancelled	(242,492)	1.75	-	(253,337)	-

Outstanding, March 31, 2022	591,398	0.88	-	(605,128)	-

Number of Expired, forfeited or cancelled	(591,398)	0.88	-	(605,128)	-

Outstanding, March 31, 2023	-	-	-	-	-

Vested and exercisable, March 31, 2021	833,890	1.23	-	566,356	-
Vested and exercisable, March 31, 2022	591,398	0.88	-	(605,128)	-
Vested and exercisable, March 31, 2023	-	-	-	-	-

Schedule of Company's RSUs activities under all incentive plans
	Number of Restricted Shares	Weighted- average grant date fair value
		USD
Outstanding at March 31, 2018	-
Granted	616,700	9.26
Vested	(538,900)	9.26
Forfeited	-	-
Outstanding at March 31, 2019	77,800	9.26
Granted
Vested	(38,900)	9.26
Forfeited	(3,333)	9.26
Outstanding at March 31, 2020	35,567	9.26
Granted	-	-
Vested	(32,234)	9.26
Forfeited	(3,333)	-
Outstanding at March 31, 2021	-	-
Granted	727,476	1.62
Vested	(727,476)	1.62
Forfeited	-	-
Outstanding at March 31, 2022	-	-
Granted	-	-
Vested	-	-
Forfeited	-	-
Outstanding at March 31, 2023	-	-